OPERATING SEGMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 IDR (Rp) segment	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Segment results
Number of reportable segments | segment	4	4
Number of operating segments aggregated to form reportable segments | segment	0	0
External revenues		Rp 136,447	Rp 135,557	Rp 130,788
Total revenues	$ 9,712	136,447	135,557	130,788
Segment expenses		(92,489)	(91,563)	(92,255)
OPERATING PROFIT	$ 3,128	43,958	43,994	38,533
Capital expenditures		(29,279)	(36,485)	(33,620)
Depreciation and amortization		(28,925)	(27,204)	(21,442)
Provision recognised in current period		(2,344)	(1,712)	(2,079)
Operating Segments
Segment results
External revenues		136,126	135,110	130,497
Inter-segment revenue		40,725	38,337	41,729
Total revenues		176,851	173,447	172,226
Segment expenses		(133,264)	(132,193)	(130,520)
OPERATING PROFIT		43,587	41,254	41,706
Capital expenditures		(29,067)	(36,086)	(32,995)
Depreciation and amortization		(28,849)	(23,287)	(21,450)
Provision recognised in current period		(2,259)	(2,293)	(1,716)
Adjustments and Eliminations
Segment results
External revenues		321	447	291
Inter-segment revenue		(40,725)	(38,337)	(41,729)
Total revenues		(40,404)	(37,890)	(41,438)
Segment expenses		40,775	40,630	38,265
OPERATING PROFIT		371	2,740	(3,173)
Capital expenditures		(212)	(399)	(625)
Depreciation and amortization		(76)	(3,917)	8
Provision recognised in current period		(85)	581	(363)
Mobile | Operating Segments
Segment results
External revenues		83,720	87,897	85,338
Inter-segment revenue		3,297	3,163	3,880
Total revenues		87,017	91,060	89,218
Segment expenses		(54,051)	(56,864)	(55,449)
OPERATING PROFIT		32,966	34,196	33,769
Capital expenditures		(9,520)	(11,963)	(14,373)
Depreciation and amortization		(16,945)	(13,829)	(13,095)
Provision recognised in current period		(83)	(521)	(438)
Consumer | Operating Segments
Segment results
External revenues		20,957	17,706	13,891
Inter-segment revenue		1,148	786	2,290
Total revenues		22,105	18,492	16,181
Segment expenses		(17,544)	(15,904)	(15,531)
OPERATING PROFIT		4,561	2,588	650
Capital expenditures		(9,770)	(10,581)	(6,958)
Depreciation and amortization		(3,925)	(3,438)	(3,060)
Provision recognised in current period		(511)	(665)	(438)
Enterprise | Operating Segments
Segment results
External revenues		17,729	18,701	21,054
Inter-segment revenue		18,591	16,834	17,995
Total revenues		36,320	35,535	39,049
Segment expenses		(36,864)	(36,768)	(37,833)
OPERATING PROFIT		(544)	(1,233)	1,216
Capital expenditures		(5,178)	(5,614)	(5,325)
Depreciation and amortization		(3,208)	(2,737)	(2,128)
Provision recognised in current period		(1,390)	(973)	(764)
WIB | Operating Segments
Segment results
External revenues		13,501	10,609	10,084
Inter-segment revenue		16,139	16,265	16,678
Total revenues		29,640	26,874	26,762
Segment expenses		(23,143)	(21,111)	(20,634)
OPERATING PROFIT		6,497	5,763	6,128
Capital expenditures		(4,587)	(7,907)	(6,321)
Depreciation and amortization		(4,750)	(3,262)	(3,146)
Provision recognised in current period		(267)	(121)	(71)
Others (each below Rp75 billion)
Segment results
External revenues		219	197	130
Total revenues		518	631	428
Others (each below Rp75 billion) | Operating Segments
Segment results
External revenues		219	197	130
Inter-segment revenue		1,550	1,289	886
Total revenues		1,769	1,486	1,016
Segment expenses		(1,662)	(1,546)	(1,073)
OPERATING PROFIT		107	(60)	(57)
Capital expenditures		(12)	(21)	(18)
Depreciation and amortization		(21)	(21)	(21)
Provision recognised in current period		Rp (8)	Rp (13)	Rp (5)